GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Retained deficit	$ (2,987,585)		$ (2,987,585)		$ (2,612,390)	$ (2,024,455)
Current assets	76,079		76,079		5,700	17,042
Net loss	(172,026)	24,246	(375,196)	(413,701)	(606,250)	(1,008,604)
Cash flows			$ (308,537)